Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust II
Entity Central Index Key	0000880709
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity New Jersey Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Money Market Fund
Class Name	Fidelity® New Jersey Municipal Money Market Fund
Trading Symbol	FAYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Money Market Fund	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Net Assets	$ 1,304,669,443
Holdings Count | shares	147
Advisory Fees Paid, Amount	$ 2,455,585
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,304,669,443
Number of Holdings	147
Total Advisory Fee	$2,455,585

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.4 8-30 2.9 31-60 6.5 61-90 1.3 91-180 5.8 >180 9.7 Variable Rate Demand Notes (VRDNs) 34.2 Tender Option Bond 25.5 Municipal Securities 22.1 Commercial Paper 3.3 Net Other Assets (Liabilities) 14.9 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.2 Tender Option Bond - 25.5 Municipal Securities - 22.1 Commercial Paper - 3.3 Net Other Assets (Liabilities) - 14.9
Fidelity New Jersey Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Money Market Fund
Class Name	Fidelity® New Jersey Municipal Money Market Fund Premium Class
Trading Symbol	FSJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 1,304,669,443
Holdings Count | shares	147
Advisory Fees Paid, Amount	$ 2,455,585
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,304,669,443
Number of Holdings	147
Total Advisory Fee	$2,455,585

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.4 8-30 2.9 31-60 6.5 61-90 1.3 91-180 5.8 >180 9.7 Variable Rate Demand Notes (VRDNs) 34.2 Tender Option Bond 25.5 Municipal Securities 22.1 Commercial Paper 3.3 Net Other Assets (Liabilities) 14.9 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.2 Tender Option Bond - 25.5 Municipal Securities - 22.1 Commercial Paper - 3.3 Net Other Assets (Liabilities) - 14.9
Fidelity New Jersey Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Money Market Fund
Class Name	Fidelity® New Jersey Municipal Money Market Fund Institutional Class
Trading Symbol	FSKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 1,304,669,443
Holdings Count | shares	147
Advisory Fees Paid, Amount	$ 2,455,585
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,304,669,443
Number of Holdings	147
Total Advisory Fee	$2,455,585

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.4 8-30 2.9 31-60 6.5 61-90 1.3 91-180 5.8 >180 9.7 Variable Rate Demand Notes (VRDNs) 34.2 Tender Option Bond 25.5 Municipal Securities 22.1 Commercial Paper 3.3 Net Other Assets (Liabilities) 14.9 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.2 Tender Option Bond - 25.5 Municipal Securities - 22.1 Commercial Paper - 3.3 Net Other Assets (Liabilities) - 14.9